Cash and Cash Equivalents - Summary of Cash and Cash Equivalent (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash and bank deposits	$ 2,745	$ 1,624
Deposits with financial institutions	635	841
Cash and cash equivalents	$ 3,380	$ 2,465	$ 2,829	$ 3,049